Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible Assets

Note 4. Intangible assets

(in thousands of euros)	January 1, 2021	Increases	Decreases	December 31, 2021
Library of compounds	2,142	—	—	2,142
Software	1,533	53	(10)	1,575
Intangible assets, gross	3,674	53	(10)	3,717
Amortization of library of compounds	(1,322)	(165)	—	(1,487)
Amortization of software	(1,417)	(53)	10	(1,460)
Amortization	(2,739)	(217)	10	(2,947)
Intangible assets, net	935	(165)	(1)	770

(in thousands of euros)	January 1, 2022	Increases	Decreases	December 31, 2022
Library of compounds	2,142	—	—	2,142
Software	1,575	15	—	1,590
Intangible assets, gross	3,717	15	—	3,732
Amortization of library of compounds	(1,487)	(165)	—	(1,651)
Amortization of software	(1,460)	(52)	—	(1,512)
Amortization	(2,947)	(217)	—	(3,164)
Intangible assets, net	770	(202)	—	568

(in thousands of euros)	January 1, 2023	Increases	Decreases	December 31, 2023
Library of compounds	2,142	—	—	2,142
Software	1,590	194	—	1,784
Intangible assets, gross	3,732	194	—	3,926
Amortization of library of compounds	(1,651)	(165)	—	(1,816)
Amortization of software	(1,512)	(56)	—	(1,568)
Amortization and impairment	(3,164)	(221)	—	(3,384)
Intangible assets, net	568	(27)	—	541

During the 2023 financial year, software was acquired for €0.2 million. Other changes in intangible assets mainly correspond to depreciation expenses, for €0.2 million for each of the years ended December 31, 2023, December 31, 2022, and December 31, 2021.

In the absence of any indication of impairment, no impairment tests have been performed on amortizable intangible assets in the years ended December 31, 2023, 2022 and 2021.